Prospectus Supplement                                             220174  11/04
dated November 17, 2004 to:
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PUTNAM VOYAGER FUND
Prospectuses dated November 30, 2003

The second and third paragraphs and table under the heading "Who manages the fund?" are replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Large Cap Growth Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader     Since    Experience
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Brian P. O'Toole     2002     2002 - Present         Putnam Management
                              Prior to June 2002     Citigroup Asset Management
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Portfolio member     Since    Experience
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David J. Santos      2003     1986 - Present         Putnam Management
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PUTNAM INVESTMENTS

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